Accounts Payable and Accrued Expenses (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Trade payable	$ 33,803	$ 21,356
Rent payable	564	1,602
Professional fees payable	380	253
Total accounts payable	$ 34,747	$ 23,211